SEC. File Nos. 33-6180
                                                                  811-4694

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-1A
                              Registration Statement
                                      Under
                             the Securities Act of 1933
                           Post-Effective Amendment No. 14
                                       and
                               Registration Statement
                                      Under
                        The Investment Company Act of 1940
                                Amendment No. 16

                       THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                 (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                            Los Angeles, California 90071
                      (Address of principal executive offices)

                 Registrant's telephone number, including area code:
                                   (213) 486-9200


                                  JULIE F. WILLIAMS
                                333 South Hope Street
                             Los Angeles, California 90071
                         (name and address of agent for service)


                                     Copies to:
                                 Robert E. Carlson, Esq.
                         PAUL, HASTINGS, JANOFSKY & WALKER LLP
                           555 S. Flower Street, 23rd Floor
                             Los Angeles, CA  90071-2371
                           (Counsel for the Registrant)
            The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
          On October 15, 1996, it filed its 24f-2 notice for fiscal 1996.

                     Approximate date of proposed public offering:
          It is proposed that this filing become effective on January 1, 1997, pursuant to paragraph (b) of rule 485.


                      THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                        The Tax-Exempt Fund of California
                               CROSS REFERENCE SHEET

ITEM NUMBER OF

PART "A" OF FORM N-1A                                 CAPTIONS IN PROSPECTUS (PART "A")

 1.       COVER PAGE                                  COVER PAGE

 2.       SYNOPSIS                                    EXPENSES

 3.       CONDENSED FINANCIAL INFORMATION             FINANCIAL HIGHLIGHTS; INVESTMENT RESULTS

 4.       GENERAL DESCRIPTION OF REGISTRANT           FUND ORGANIZATION AND MANAGEMENT; INVESTMENT POLICIES AND

                                                      RISKS; SECURITIES AND INVESTMENT TECHNIQUES

 5.       MANAGEMENT OF THE FUND                      FINANCIAL HIGHLIGHTS; FUND ORGANIZATION AND MANAGEMENT

 6.       CAPITAL STOCK AND OTHER SECURITIES          INVESTMENT POLICIES AND RISKS; FUND ORGANIZATION AND MANAGEMENT;

                                                      DIVIDENDS, DISTRIBUTIONS AND TAXES

 7.       PURCHASE OF SECURITIES BEING OFFERED        PURCHASING SHARES; FUND ORGANIZATION AND MANAGEMENT; OTHER IMPORTANT

                                                      THINGS TO REMEMBER

 8.       REDEMPTION OR REPURCHASE                    SELLING SHARES

 9.       LEGAL PROCEEDINGS                           N/A



  ITEM NUMBER OF                                      CAPTIONS IN STATEMENT OF

PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION (PART "B")

10.       COVER PAGE                                  COVER

11.       TABLE OF CONTENTS                           TABLE OF CONTENTS

12.       GENERAL INFORMATION AND HISTORY             N/A

13.       INVESTMENT OBJECTIVES AND POLICIES          DESCRIPTION OF CERTAIN SECURITIES; FUNDAMENTAL POLICIES AND INVESTMENT

                                                      RESTRICTIONS

14.       MANAGEMENT OF THE REGISTRANT                TRUST OFFICERS AND TRUSTEES

15.       CONTROL PERSONS AND PRINCIPAL HOLDERS       TRUST OFFICERS AND TRUSTEES; FUND ORGANIZATION AND MANAGMENT (PART "A")

16.       INVESTMENT ADVISORY AND OTHER SERVICES      TRUST OFFICERS AND TRUSTEES; FUND ORGANIZATION AND MANAGEMENT (PART "A");

                                                      GENERAL INFORMATION; MANAGEMENT

17.       BROKERAGE ALLOCATION AND OTHER PRACTICES    EXECUTION OF PORTFOLIO TRANSACTIONS; FUND ORGANIZATION AND MANAGEMENT

                                                      (PART "A")

18.       CAPITAL STOCK AND OTHER SECURITIES          N/A

19.       PURCHASE, REDEMPTION AND PRICING OF         PURCHASE OF SHARES; REDEEMING SHARES; SHAREHOLDER

          SECURITIES BEING OFFERED                    ACCOUNT SERVICES AND PRIVILEGES; PURCHASING SHARES (PART "A"); GENERAL

                                                      INFORMATION

20.       TAX STATUS                                  DIVIDENDS AND DISTRIBUTIONS; ADDITIONAL INFORMATION CONCERNING TAXES

21.       UNDERWRITER                                 MANAGEMENT; FUND ORGANIZATION AND MANAGEMENT (PART "A")

22.       CALCULATION OF PERFORMANCE DATA             INVESTMENT RESULTS

23.       FINANCIAL STATEMENTS                        FINANCIAL STATEMENTS




ITEM IN PART "C"

24.       FINANCIAL STATEMENTS AND EXHIBITS

25.       PERSONS CONTROLLED BY OR UNDER

          COMMON CONTROL WITH REGISTRANT

26.       NUMBER OF HOLDERS OF SECURITIES

27.       INDEMNIFICATION

28.       BUSINESS AND OTHER CONNECTIONS OF

          INVESTMENT ADVISER

29.       PRINCIPAL UNDERWRITERS

30.       LOCATION OF ACCOUNTS AND RECORDS

31.       MANAGEMENT SERVICES

32.       UNDERTAKINGS

          SIGNATURE PAGE

                    [LOGO OF THE AMERICAN FUNDS GROUP (R)]

--------------------------------------------------------------------------------


                      The Tax-Exempt Fund of California(SM)

                                   Prospectus




                                JANUARY 1, 1997

THE TAX-EXEMPT FUND OF CALIFORNIA
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                      3
Financial Highlights                          4
Investment Policies and Risks                 5
Securities and Investment Techniques          6
Multiple Portfolio Counselor System           8
Investment Results                            9
Dividends, Distributions and Taxes           11
Fund Organization and Management             12
Shareholder Services                         15


--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with a high level of current income exempt from federal and California income taxes. Consistent with this primary objective is the additional objective of preservation of capital. It seeks to achieve its objectives by investing primarily in investment grade tax-exempt securities issued by the State of California, its political subdivisions, municipalities and public authorities.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

20-010-0197

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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EXPENSES

The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Annual fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)  4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

   ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets for the fiscal period ended August 31,
1996)
--------------------------------------------------------------------------------
Management fees                0.41%
12b-1 expenses                 0.23%/1/
Other expenses                 0.09%
Total fund operating expenses  0.73%


/1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------
One year     $ 55
Three years  $ 70
Five years   $ 86
Ten years    $134

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte & Touche llp, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                  YEARS ENDED AUGUST 31
                         ---------------------------------------------------------------------------------
                          1996    1995    1994    1993    1992    1991    1990    1989    1988   1987/1/
                         ---------------------------------------------------------------------------------
Net asset value,
beginning of period      $15.74  $15.40  $16.30  $15.21  $14.59  $13.87  $14.16  $13.63  $13.72    $14.29
----------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income       .84     .86     .84     .84     .85     .85     .84     .86     .82       .65

Net realized and
unrealized gain (loss)
on investments              .04     .34    (.84)   1.09     .62     .72    (.29)    .53    (.09)     (.57)

Total income from
 investment operations      .88    1.20     .00    1.93    1.47    1.57     .55    1.39     .73       .08
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (.84)   (.86)   (.84)   (.84)   (.85)   (.85)   (.84)   (.86)   (.82)     (.65)

Distributions from net
realized gains              --      --     (.06)    --      --      --      --      --      --        --

Total distributions        (.84)   (.86)   (.90)   (.84)   (.85)   (.85)   (.84)   (.86)   (.82)     (.65)

Net asset value, end
of period                $15.78  $15.74  $15.40  $16.30  $15.21  $14.59  $13.87  $14.16  $13.63    $13.72

Total return /2/          5.65%   8.16%   0.13%  13.08%  10.36%  11.56%   3.96%  10.41%   5.51%  0.39%/3/
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
period (in millions)     $  253  $  233  $  226  $  223  $  148  $  111  $   86  $   68  $   42    $   33

Ratio of expenses to
average net assets         .73%    .73%    .71%    .71%    .74%    .85%    .93%   1.00%    .93%   .62%/3/

Ratio of net income to
average net assets        5.25%   5.65%   5.28%   5.36%   5.66%   5.89%   5.92%   6.06%   6.02%  4.80%/3/

Portfolio turnover rate  27.60%  41.36%  15.08%  16.82%  20.28%  33.72%  20.19%  44.56%  80.15%  0.00%/3/

/1/ The period ended August 31, 1987 represents the initial period of operations from October 28, 1986 to August 31, 1987.
/2/ Excludes maximum sales charge of 4.75%.
/3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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INVESTMENT POLICIES AND RISKS

The fund's investment objective is to provide shareholders with a high level of current income exempt from federal and California income taxes. Consistent with this primary objective is the additional objective of preserving the fund's capital.

Under normal market conditions, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The assets of the fund will be invested primarily in securities rated at the time of purchase within the four highest categories for bonds and the two highest categories for notes and commercial paper by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or in securities that are unrated but determined to be of comparable quality. Up to 20% of the fund's assets may be invested in tax-exempt bonds rated Ba and BB or below (or in comparable unrated tax-exempt bonds). The fund may invest up to 20% of assets in certain tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions are not subject to regular federal income tax, a portion may be included in determining a shareholder's federal alternative minimum tax. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's investment restrictions (which are described in the statement of additional information as fundamental) and objectives may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of trustees.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, their prices decline when interest rates rise and vice versa.

The fund may invest up to 20% of its total assets in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds and are described by the rating agencies as speculative. These securities are subject to greater risk of default and can significantly decline in price, particularly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. The fund's high-yield, high-risk securities may be rated as low as Ca or CC which are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings." See the statement of additional information for a complete description of the ratings.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------

The average monthly composition of the fund's portfolio based on the higher of Moody's or S&P ratings for the fiscal year ended August 31, 1996 was as follows:
--------------------------------------------------------------------------------
Aaa/AAA    41.83%

Aa/AA      12.90%

A/A        17.22%

Baa/BBB    14.51%

Non-rated   9.07%

Some or all of these non-rated securities were determined to be equivalent to securities rated by Moody's or S&P as follows:
--------------------------------------------------------------------------------
Baa/BBB  4.35%

Ba/BB    4.72%


Money market instruments and cash made up an average of 4.47% of the fund's portfolio.

MUNICIPAL LEASE OBLIGATIONS

The fund may invest in municipal lease revenue obligations, some of which may be considered illiquid. The fund may purchase, without limitation, municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, frequency and volume of trading and number of dealers.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities for which payment and delivery for the securities take place at a future date. When the fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

SPECIAL CONSIDERATIONS

Because the fund will invest primarily in securities issued by the State of California, its political subdivisions, municipalities and public authorities, the fund is more susceptible to factors adversely affecting issuers of California securities than would be a comparable municipal bond mutual fund which has not concentrated in issuers in a single state.

The fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects. The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------

                                                                YEARS OF EXPERIENCE AS
                                                               INVESTMENT PROFESSIONAL
                                                                    (APPROXIMATE)
                                                              --------------------------
                                        YEARS OF EXPERIENCE    WITH CAPITAL
                                       AS PORTFOLIO COUNSELOR  RESEARCH AND
PORTFOLIO COUNSELORS                     FOR THE TAX-EXEMPT     MANAGEMENT
 FOR THE TAX-EXEMPT                      FUND OF CALIFORNIA     COMPANY OR
 FUND OF CALIFORNIA   PRIMARY TITLE(S)     (APPROXIMATE)      ITS AFFILIATES TOTAL YEARS
----------------------------------------------------------------------------------------
DAVID A.              Vice President,  3 years                5 years        9 years
HOAG                  Capital
                      Research
                      Company*
----------------------------------------------------------------------------------------
NEIL L.               Senior Vice      Since the fund         18 years       18 years
LANGBERG              President        began
                      of the fund.     operations**
                      Vice
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------
MARK R.               Vice President   2 years                2 years        11 years
MACDONALD             of the fund.
                      Vice
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------

 * A wholly owned subsidiary of Capital Research and Management Company ** The fund began operations on October 28, 1986

--------------------------------------------------------------------------------
INVESTMENT RESULTS

The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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-  DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1996)

AVERAGE
ANNUAL        THE FUND    THE FUND AT
TOTAL           AT NET      MAXIMUM    LEHMAN
RETURNS:     ASSET VALUE SALES CHARGE1 INDEX/2/
-----------------------------------------------
One year       6.59%         1.51%     6.04%
 ...............................................
Five year      7.43%         6.39%     7.45%
 ...............................................
Lifetime/3/    7.04%         6.52%     7.77%
-----------------------------------------------

Yield1: 4.94%
Distribution Rate: 5.12%

/1/ These fund results were calculated according to a standard that is required for all stock and bond funds. The maximum sales charge has been deducted. /2/ Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/3/ The fund began investment operations October 28, 1986.


--------------------------------------------------------------------------------
Here are the fund's annual total return calculated without a sales charge. This information is being supplied on a calendar year basis.


1987    -2.51
1988     8.46
1989     9.97
1990     5.6
1991    10.1
1992     8.25
1993    12.87
1994    -5.88
1995    17.59



Past results are not an indication of future results.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash-- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income taxation under the Constitution or statutes of California ("California municipal securities") will also be exempt from California corporate and personal income tax (although not from California franchise tax). To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, such dividends will be subject to California state income tax even though the dividends may be exempt from federal income tax.

Any fund dividends derived from taxable interest income and any distributions of capital gains will not be exempt from federal or California income tax. With respect to states other than California, distributions of net investment income

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on otherwise tax-exempt obligations which, if realized directly, would be exempt from such income taxes. For example, a state may require that a fund hold a specified percentage of its bonds in order for the fund to pass through interest paid on these bonds to its shareholders on a state tax-exempt basis, whereas if the bonds were held directly by shareholders the interest would be exempt from state tax.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from certain dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1986. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed 0.30% of the fund's average net assets annually and declines at certain asset levels, plus 3% of the fund's annual gross income. The total management fee paid by the fund as a percentage of average net assets for the previous fiscal year is listed above under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund as a percentage of average net assets for the last fiscal year is listed above under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT
American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                     AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                                     [MAP]

WESTERN SERVICE CENTER
American Funds
Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax: 714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds
Service Company
P.O. Box 659522
San Antonio, Texas
78265-6007
Fax: 210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds
Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax: 317/735-6620

EASTERN SERVICE CENTER
American Funds
Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax: 804/670-4773

14

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

- Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

- Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

- Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.

                                                                              15

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- Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine (R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

- Retirement Plans

  Tax-exempt funds should not serve as retirement plan investments.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account  $1,000
To add to an account     $   50

16

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                      -------------------
                                                             DEALER
                                                   NET    CONCESSION AS
                                      OFFERING   AMOUNT   % OF OFFERING
INVESTMENT                              PRICE   INVESTED      PRICE
--------------------------------------------------------------------------------
Less than $25,000                       4.75%     4.99%       4.00%
 ................................................................................
$25,000 but less than $50,000           4.50%     4.71%       3.75%
 ................................................................................
$50,000 but less than $100,000          4.00%     4.17%       3.25%
 ................................................................................
$100,000 but less than $250,000         3.50%     3.63%       2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%     2.56%       2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%     2.04%       1.60%
 ................................................................................
$1 million or more and certain other
investments described below           see below  see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans with $100 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

- Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

- Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

- Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
- Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 15 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 15 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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NOTES

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                 THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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NOTES

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                THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
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FOR SHAREHOLDER         FOR DEALER                 FOR 24-HOUR
SERVICES                SERVICES                   INFORMATION

American Funds          American Funds             American
Service Company         Distributors               FundsLine(R)
800/421-0180 ext. 1     800/421-9900 ext. 11       800/325-3590


 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 --------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL               STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS           INFORMATION (SAI)


 Includes financial               Contains more detailed
 statements, detailed             information on all aspects of
 performance information,         the fund, including the
 portfolio holdings, a            fund's financial statements.
 statement from portfolio
 management and the auditor's
 report.

 CODE OF ETHICS                   A current SAI has been filed
                                  with the Securities and
 Includes a description of the    Exchange Commission and is
 fund's personal investing        incorporated by reference (is
 policy.                          legally part of the
                                  prospectus).


 To request a free copy of any of the documents above:

 Call American Funds   or         Write to the Secretary of the
 Service Company 800/421-0180     Fund 333 South Hope Street
 ext. 1                           Los Angeles, CA 90071

This prospectus has been printed on recycled paper.

                                                       [RECYCLE LOGO]

24


                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                       THE TAX-EXEMPT FUND OF CALIFORNIA

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1997

     This document is not a prospectus but should be read in conjunction with the current Prospectus dated January 1, 1997 of The American Funds Tax-Exempt Series II (the "Trust"). The Trust currently consists of one series, The Tax-Exempt Fund of California (the "fund"). The Prospectus may be obtained from your investment dealer or financial planner or by writing to the Trust at the following address:

                     The American Funds Tax-Exempt Series II
                             Attention:  Secretary
                             333 South Hope Street
                            Los Angeles, CA  90071
                                (213) 486-9200


                                 Table of Contents

Item                                                         Page No.


Description of Certain Securities and Investment Techniques    1
Investment Restrictions                                        8
Trust Officers and Trustees                                   11
Management                                                    14
Dividends and Distributions                                   17
Additional Information Concerning Taxes                       17
Purchase of Shares                                            22
Redeeming Shares                                              29
Shareholder Account Services and Privileges                   30
Execution of Portfolio Transactions                           32
General Information                                           32
Investment Results                                            34
Description of Ratings for Debt Securities                    37
Financial Statements                                       attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

    THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

   INVESTMENT POLICIES -- Up to 20% of the fund's total assets may be invested in tax-exempt securities that are rated below the four highest categories by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's) (or equivalent securities that are not rated). These bonds are commonly known as "high-yield, high-risk" bonds or "junk" bonds. See "Description of Ratings for Debt Securities" below.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

   SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value. From time to time legislation has been proposed that would limit the use of high-yield, high-risk bonds in certain instances. The impact that such legislation, if enacted, could have on the market for such bonds cannot be predicted.

   PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market as will the value of the fund's assets. If the fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the fund's rate of return..

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

     Subsequent to its purchase by the fund, an issue of municipal bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from the fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold such obligation in its portfolio. If, however, as a result of downgrades or otherwise, the fund holds more than 20% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

   MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses or for public improvements or for lending private institutions or corporations funds for the construction of educational facilities, hospitals, housing, industrial facilities or for other public purposes. The interest on these obligations is generally not included in gross income for federal income tax purposes. See "Additional Information Concerning Taxes" below. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

     The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

     Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

     Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

     There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

     The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high quality taxable short-term securities of up to one year in maturity. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

MUNICIPAL LEASE OBLIGATIONS -- The fund may invest in municipal lease revenue obligations. The fund currently intends to purchase only municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuer and lessee, the terms of the lease, frequency and volume of trading and number of dealers.

   FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities for which payment and delivery for the securities take place at a future date. When a fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. When the fund sells such securities, it does not participate in further gains or losses with respect to the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

         As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   REPURCHASE AGREEMENTS -- Although the fund has no current intention of doing so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

     The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would exceed 100% if each security in the fund's portfolio was replaced once every year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last 10 years.

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- The following describes certain risks with respect to debt obligations of California issuers in which the fund may invest. Such information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies in California, available as of the date of this Prospectus. While the Investment Adviser has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. In addition to this current information, future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of public entities to pay their obligations.

     The Internal Revenue Code of 1986 imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

     Certain debt obligations held by the fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. Certain state property and other state tax revenues and moneys from the state's general fund are appropriated by the state legislature each fiscal year for distribution to counties, cities and their various taxing entities, such as school districts, to assist such local entities in providing essential governmental functions, including those required by state law. Whether and to what extent the California Legislature will continue to appropriate a portion of the state's general fund to counties, cities and their various entities is not entirely certain. To the extent local entities do not receive money from the state to pay for their operations and services, their ability to pay debt service on obligations held by the fund may be impaired.

     Certain of the debt obligations may be obligations of issuers who rely in whole or in part on ad valorem real or personal property taxes as a source of revenue or may be leases subject to annual appropriation by the lessor.
Article XIIIA of the California Constitution limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed one percent of the full cash value of the property, and effectively prohibits the levying of any other ad valorem property tax, even with voter approval. Full cash value is defined as the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraisal value of real property when purchased, newly constructed, or when a change in ownership has occurred after the 1975 assessment. The full cash value is subject to annual adjustment to reflect inflation at a rate not to exceed two percent or a reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction or other factors. Article XIIIB of the California Constitution limits the amount of appropriations of state and of local governments from "proceeds of taxes" to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and certain other adjustments. Both Article XIIIA and Article XIIIB were adopted by the people of the State of California pursuant to the State's initiative constitutional amendment process.

     Certain debt obligations held by the fund may be obligations payable solely from lease payments on real property leased to the state, cities, counties or their various public entities, especially since the adoption of
Article XIIIA described above because such leases are structured so as not to create a statutory "debt" of the leasing entity. However, to insure that a debt is not technically created, California law requires that the lessor is not required to make lease payments during any period that it is denied use and occupancy of the property lease in proportion to such loss. Moreover, the lessor does not agree to pay lease payments beyond the current fiscal year; it only agrees to include lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the fund would not be paid in a timely manner.

         Proposition 62 was approved by the voters in 1986 and fully activated in 1995 by a state Supreme Court ruling. Proposition 62 took away general law cities' and counties' authority to impose other general purpose taxes without voter approval.

         On November 5, 1996, Proposition 218 was accepted by a majority of California voters. Proposition 218 constrains local governments' ability to impose "property-related" fees, assessments and taxes. This measure applies to all cities, counties, special districts, redevelopment agencies and school districts in California. This amendment basically extends to charter cities the same voter approval requirements now imposed under Proposition 62 on general law cities and counties.

     Certain debt obligations held by the fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those debt obligations.

     The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. In the past, the Medi-Cal program has provided a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any eligible hospital. The State now selectively contracts by county with California hospitals to provide reimbursement for nonemergency inpatient services to Medi-Cal beneficiaries, generally on a flat per diem payment basis regardless of cost. California law also permits private health plans and insurers to contract selectively with hospitals for services to beneficiaries on negotiated terms, generally at rates lower than standard charges. It is expected that hospitals that do not contract with health plans and insurers will experience some decrease in patient census.

     Debt obligations payable solely from revenues of health care institutions may also be insured by the state pursuant to an insurance program operated by the Office of Statewide Health Planning and Development (the "Office"). Most such debt obligations are secured by a mortgage of real property in favor of the Office and the holders. If a default occurs on such insured debt obligations, the Office may either continue to make debt service payments on the obligations or foreclose on the mortgage and request the State Treasurer to issue debentures payable from a reserve fund established under the insurance program or from unappropriated state funds. At the request of the Office, Arthur D. Little, Inc. prepared a study in September, 1986 to evaluate the adequacy of the reserve fund established under the insurance program, and based on certain formulations and assumptions found the reserve fund underfunded. There has been no further such study to date. A similar ADL study in 1983 also had found the reserve fund to be underfunded at that time. Moreover, moneys in the reserve fund may be reappropriated by the California Legislature. In 1987, the Legislature reappropriated $1.2 million of the reserve fund for other purposes and reserves authority to do so in the future.

     Certain debt obligations held by the fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

     Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

     In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

     Certain debt obligations held by the fund may be obligations which finance the acquisition of single-family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

     Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the "1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. These restrictions provide that the fund may not:

  1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

  2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;

  3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

  4. Acquire securities subject to legal or contractual restrictions on disposition;

  5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

  6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

  8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

  9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

 15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or

 17. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.

     For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

     For purposes of Investment Restriction #13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

     Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

     Another policy of the fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.


                          TRUST OFFICERS AND TRUSTEES
                         Trustees and Trustee Compensation

NAME, ADDRESS AND AGE         POSITION         PRINCIPAL               AGGREGATE            TOTAL               TOTAL
                              WITH             OCCUPATION(S)           COMPENSATION         COMPENSATION        NUMBER
                              REGISTRANT       DURING PAST 5           (INCLUDING           FROM ALL            OF FUND
                                               YEARS (POSITIONS        VOLUNTARILY          FUNDS               BOARDS ON
                                               WITHIN THE              DEFERRED             MANAGED BY          WHICH
                                               ORGANIZATIONS           COMPENSATION/1/)     CAPITAL             TRUSTEE
                                               LISTED MAY HAVE         FROM THE             RESEARCH AND        SERVES/2/
                                               CHANGED DURING          COMPANY DURING       MANAGEMENT
                                               THIS PERIOD)            FISCAL YEAR          COMPANY/2/ FOR
                                                                       ENDED                THE YEAR
                                                                       AUGUST 31,           ENDED AUGUST
                                                                       1996                 31, 1996

++H. Frederick                Trustee          Private Investor.       $2,200/3/            $145,450             18
Christie                                       The Mission Group
P.O. Box 144                                   (non-utility
Palos Verdes Estates,                          holding Company,
CA 90274                                       subsidiary of
Age:  63                                       Southern
                                               California Edison
                                               Company), former
                                               President and
                                               Chief Executive
                                               Officer

Diane C. Creel                Trustee          CEO and President, The   $2,400               $37,450              12
100 W. Broadway                                Earth Technology
Suite 5000                                     Corporation
Long Beach, CA 90802                           (international
Age:  47                                       consulting
                                               engineering)

Martin Fenton, Jr.            Trustee          Chairman, Senior         $2,800/3/           $116,150             16
4350 Executive Drive                           Resource Group
Suite 101                                      (management of
San Diego, CA  92121-2116                      senior living
Age:  61                                       centers)

Leonard R. Fuller             Trustee          President, Fuller       $2,200               $40,450              12
4337 Marina City Drive                         & Company, Inc.
Suite 841 ETN                                  (financial
Marina del Rey, CA                             management
90292                                          consulting firm)
Age:   50

+*Abner D. Goldstine          President,       Senior Vice              none/4/              none/4/             12
Age:  66                      PEO and          President and
                              Trustee          Director, Capital
                                               Research and
                                               Management
                                               Company

+**Paul G. Haaga, Jr.         Chairman         Executive Vice           none/4/              none/4/             14
Age:  47                      of               President and
                              the Board        Director, Capital
                                               Research and
                                               Management
                                               Company

Herbert Hoover III            Trustee          Private Investor        $2,000               $63,950              14
1520 Circle Drive
San Marino, CA 91108
Age:  68

Richard G. Newman             Trustee          Chairman,                $2,600/3/            $65,450             13
3250 Wilshire                                  President and
Boulevard                                      CEO, AECOM
Los Angeles, CA 90010-1599                     Technology
Age:  61                                       Corporation
                                               (architectural
                                               engineering)

Peter Valli                   Trustee          Chairman, BW/IP         $2,200/3/            $38,050              12
45 Sea Isle Drive                              International
Long Beach, CA 90803                           Inc. (industrial
Age:  69                                       manufacturing)



+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as follows: H. Frederick Christie ($3,180), Martin Fenton, Jr. ($6,570), Richard G. Newman ($9,897) and Peter C. Valli ($8,409).

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.

                                      OFFICERS
           (with their principal occupations during the past five years)#

*** Neil L. Langberg, SENIOR VICE PRESIDENT. Capital Research and Management Company, Vice President, Investment Management Group

** Mary C. Hall, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

** Anthony W. Hynes, Jr., TREASURER.  Capital Research and Management Company,
  Vice President - Fund Business Management Group

* Kimberly S. Verdick, ASSISTANT SECRETARY.  Capital Research and Management
Company,   Assistant Vice President - Fund Business Management Group

   ** Todd D. Miller, ASSISTANT TREASURER. Capital Research and Management Company, Assistant Vice President - Fund Business Management Group

# Positions within the organizations listed may have changed during this period.

*  Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92821.

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025

     No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $900 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of December 1, 1996, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

     An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

     The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the Trust and the Investment Adviser will continue in effect until May 31, 1997, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Trust for its acts or omissions in the performance of its obligations to the Trust not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

         The Investment Adviser receives a fee at an annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $225 million and gross investment income levels of 4%, 5%, 6%, 7% and 8% management fees would be 0.35%, 0.38%, 0.41%, 0.44% and 0.47%, respectively.
    For the purpose of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

         The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, as well as general purpose accounting forms, supplies, and postage to be used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

         The Investment Adviser has agreed to waive its fees by any amount necessary to assure that fund expenses do not exceed applicable expense limitations in any state in which the fund's shares are being offered for sale.

         During the fiscal years ended August 31, 1996, 1995 and 1994, the Investment Adviser's total fees amounted to $1,018,000, $943,000 and $931,000, respectively.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Trust has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the
1940 Act.   The Principal Underwriter receives amounts payable pursuant to the
Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1996 amounted to $138,000 after allowance of $527,000 to dealers. During the fiscal years ended August 31, 1995 and 1994 the Principal Underwriter retained $100,000 and $167,000, respectively.

         As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the Trust due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

         Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including a "401(k)" plan with 200 or more eligible employees). Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the Trust's fiscal year ended August 31, 1996, the fund paid or accrued $566,000 under the Plan as compensation to dealers. As of August 31, 1996, accrued and unpaid distribution expenses were $103,000.

     The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                          DIVIDENDS AND DISTRIBUTIONS

        The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                    ADDITIONAL INFORMATION CONCERNING TAXES

     The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

   FEDERAL TAXES -- The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

     The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

     To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months; and
(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

     The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

     Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

     While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

     Similarly, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income (for example, its short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

         If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to meet these distribution requirements to avoid the excise tax liability.

         If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and might be eligible for the dividends-received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

     As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters.

     The interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. With respect to corporate shareholders, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted book income and adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

         Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.

         Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.

CALIFORNIA TAXES -- The fund itself is not subject to tax in California if it qualifies for exemption from federal tax under the Code as described above.

     If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the fund consists of securities the interest on which is exempt from taxation under the Constitution or statutes of California ("California Municipal Securities"), the fund will be qualified to pay dividends exempt from California corporate or personal income tax to its shareholders (hereinafter referred to as "California exempt-interest dividends"). The fund intends to qualify under the above requirement so that it can pay California exempt-interest dividends. If the fund fails to so qualify, no part of the fund's dividends will be exempt from California corporate or personal income tax.

     Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year that is exempt from California corporate or personal income tax. The total amount of California exempt-interest dividends paid by the fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the fund during such year on California Municipal Securities less any expenses or expenditures (including any expenditures attributable to the acquisition of additional fund securities and dividends paid to the fund's corporate shareholders) that are deemed to have been paid from such interest. Dividends paid by the fund in excess of this limitation will be treated as ordinary dividends subject to California corporate or personal income tax at ordinary rates. For purposes of the limitation, expenses or other expenditures paid during any year generally will be deemed to have been paid with funds attributable to interest received by the fund from California Municipal Securities for such year in the same ratio as such interest from California Municipal Securities bears to the total gross income earned by the fund for the year. The effect of this accounting convention is that amounts of interest from California Municipal Securities received by the fund that would otherwise be available for distribution as California exempt-interest dividends will be reduced by the expenses and expenditures deemed to have been paid from such amounts.

     California has "conformity legislation" making federal alternative minimum tax provisions generally applicable for California personal and corporate income tax purposes; however, California does not include interest on private activity bonds as an item of tax preference for personal and corporate income tax purposes. Under these rules, dividends from the fund attributable to interest on all tax-exempt obligations may be includable in adjusted book income and adjusted current earnings for purposes of the alternative minimum tax on corporations.

     In cases where shareholders are "substantial users" or "related persons" with respect to California Municipal Securities held by the fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the fund with respect to such obligations retain their California corporate or personal income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes--Federal Taxes" above.

     Long-term and/or short-term capital gain distributions will not constitute California exempt-interest dividends and will be taxed as ordinary dividends. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for California corporate or personal income tax purposes if the fund distributes California exempt-interest dividends during the shareholder's taxable year.

     The foregoing is only a summary of some of the important California corporate or personal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any fund dividends constituting California exempt-interest dividends is excludable from income for California income tax purposes only. Any dividends paid to fund shareholders subject to California state franchise tax will be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California income tax. Accordingly, potential investors in the fund, including, in particular, corporate investors which may be subject to California franchise tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of fund dividends and as to their particular California tax situation in general.


                                PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment             $50 minimum (except where a
                 Minimums and Fund           lower minimum is noted
                 Numbers" for initial        under "Investment Minimums
                 investment minimums.        and Fund Numbers").

BY               Visit any investment        Mail directly to your
CONTACTING       dealer who is               investment dealer's address
YOUR             registered in the           printed on your account
INVESTMENT       state where the             statement.
DEALER           purchase is made and
                 who has a sales
                 agreement with
                 American Funds
                 Distributors.

BY MAIL          Make your check             Fill out the account
                 payable to the fund         additions form at the
                 and mail to the             bottom of a recent account
                 address indicated on        statement, make your check
                 the account                 payable to the fund, write
                 application.  Please        your account number on your
                 indicate an                 check, and mail the check
                 investment dealer on        and form in the envelope
                 the account                 provided with your account
                 application.                statement.

BY               Contact your                Complete the "Investments
TELEPHONE        investment dealer to        by Phone" section on the
                 open account, then          account application or
                 follow the                  American FundsLink
                 procedures for              Authorization Form.
                 additional                  Once you establish the
                 investments.                privilege, you, your
                                             financial advisor or any
                                             person with your account
                                             information can call
                                             American FundsLine(r) and
                                             make investments by
                                             telephone (subject to
                                             conditions noted in
                                             "Telephone Redemptions and
                                             Exchanges" below).

BY WIRE          Call 800/421-0180 to        Your bank should wire your
                 obtain your account         additional investments in
                 number(s), if               the same manner as
                 necessary.  Please          described under "Initial
                 indicate an                 Investment."
                 investment dealer on
                 the account.
                 Instruct your bank
                 to wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA
                 94106
                 (ABA #121000248)
                 For credit to the
                 account of:
                 American Funds
                 Service Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct.
                 no.)

THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
REJECT ANY PURCHASE ORDER.


PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price. The net asset value per share of money market funds normally will remain constant at $1.00 based on the fund's current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

     The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Municipal bonds and notes and any other securities with more than 60 days remaining to maturity normally are valued at prices obtained from a national municipal bond pricing service except that, where such prices are not available or determined by the fund's officers not to represent market value, they are valued at prices representing the mean between bid and asked quotations (on the sale of similar issues) obtained from one or more broker/dealers dealing in such municipal bonds and notes.

     All securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, or instruments with the right to sell them at par to the issuer or dealer, are deemed to be the time remaining until the next interest adjustment date or until they can be redeemed at par.

     Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

    2. There are deducted from the total assets, thus determined, all liabilities, including accruals of taxes and other expense items; and

    3. The value of the net assets so obtained is then divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

    Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                        02
                                             $1,000

American Balanced Fund(r)                                            11
                                             500

American Mutual Fund(r)                                              03
                                             250

Capital Income Builder(r)                                            12
                                             1,000

Capital World Growth and Income Fund(sm)                             33
                                             1,000

EuroPacific Growth Fund(r)                                           16
                                             250

Fundamental Investors(sm)                                            10
                                             250

The Growth Fund of America(r)                                        05
                                             1,000

The Income Fund of America(r)                                        06
                                             1,000

The Investment Company of America(r)                                 04
                                             250

The New Economy Fund(r)                                              14
                                             1,000

New Perspective Fund(r)                                              07
                                             250

SMALLCAP World Fund(r)                                               35
                                             1,000

Washington Mutual Investors Fund(sm)                                 01
                                             250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                          40
                                             1,000

American High-Income Trust(sm)                                       21
                                             1,000

The Bond Fund of America(sm)                                         08
                                             1,000

Capital World Bond Fund(r)                                           31
                                             1,000

Intermediate Bond Fund of America(sm)                                23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                     43
                                             1,000

The Tax-Exempt Bond Fund of America(r)                               19
                                             1,000

The Tax-Exempt Fund of California(r)*                                20
                                             1,000

The Tax-Exempt Fund of Maryland(r)*                                  24
                                             1,000

The Tax-Exempt Fund of Virginia(r)*                                  25
                                             1,000

U.S. Government Securities Fund(sm)                                  22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                              09
                                             2,500

The Tax-Exempt Money Fund of America(sm)                             39
                                             2,500

The U.S. Treasury Money Fund of America(sm)                            49
                                             2,500

___________
*Available only in certain states.



     For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

STATEMENT OF INTENTION -- The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

         In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period is added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.
DEALER COMMISSIONS -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below.
The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                   6.10%
                                                  5.75%            5.00%

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000
                                 4.99             4.75             4.00

$25,000 but less than $50,000
                                 4.71             4.50             3.75

$50,000 but less than $100,000
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000
                                 2.04             2.00             1.60

$1,000,000 or more                                                 (see below)
                                 none             none


         Commissions of up to 1% will be paid, to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

         American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

     Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

     Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES -- The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.


                                 Redeeming Shares

By writing to             Send a letter of instruction specifying
American Funds            the name of the fund, the number of shares
Service Company (at       or dollar amount to be sold, your name and
the appropriate           account number.  You should also enclose
address indicated         any share certificates you wish to redeem.
under "Fund               For redemptions over $50,000 and for
Organization and          certain redemptions of $50,000 or less
Management -              (see below), your signature must be
Principal                 guaranteed by a bank, savings association,
Underwriter and           credit union, or member firm of a domestic
Transfer Agent" in        stock exchange or the National Association
the prospectus)           of Securities Dealers, Inc. that is an
                          eligible guarantor institution.  You
                          should verify with the institution that it
                          is an eligible guarantor prior to signing.
                          Additional documentation may be required
                          for redemption of shares held in
                          corporate, partnership or fiduciary
                          accounts.  Notarization by a Notary Public
                          is not an acceptable signature guarantee.

By contacting your        If you redeem shares through your
investment dealer         investment dealer, you may be charged for
                          this service.  SHARES HELD FOR YOU IN YOUR
                          INVESTMENT DEALER'S STREET NAME MUST BE
                          REDEEMED THROUGH THE DEALER.

You may have a            You may use this option, provided the
redemption check          account is registered in the name of an
sent to you by            individual(s), a UGMA/UTMA custodian, or a
using American            non-retirement plan trust.  These
FundsLine(r) or by        redemptions may not exceed $10,000 per day
telephoning,              per fund account and the check must be
faxing, or                made payable to the shareholder(s) of
telegraphing              record and be sent to the address of
American Funds            record provided the address has been used
Service Company           with the account for at least 10 days.
(subject to the           See "Transfer Agent" and "Exchange
conditions noted in       Privilege" below for the appropriate
this section and in       telephone or fax number.
"Telephone
Purchases,
Redemptions and
Exchanges" below)

In the case of the        Upon request (use the account application
money market funds,       for the money market funds) you may
you may have              establish telephone redemption privileges
redemptions wired         (which will enable you to have a
to your bank by           redemption sent to your bank account)
telephoning               and/or check writing privileges.  If you
American Funds            request check writing privileges, you will
Service Company           be provided with checks that you may use
($1,000 or more) or       to draw against your account.  These
by writing a check        checks may be made payable to anyone you
($250 or more)            designate and must be signed by the
                          authorized number of registered
                          shareholders exactly as indicated on your
                          checking account signature card.


    A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, AND PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


     You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) (see "American FundsLine(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" below for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

   ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(r). To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLine(r) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(r)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.



                      EXECUTION OF PORTFOLIO TRANSACTIONS

     There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

        Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended August 31, 1996 and 1995 amounted to $82,000 and $125,000, respectively.

                              GENERAL INFORMATION

   CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank One Chase Manhattan Plaza, New York, NY 10081, as Custodian.


                   AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

SERVICE AREA   ADDRESS                         AREAS SERVED

WESTERN        P.O. BOX 2205                   AK, AZ, CA, HI, ID, MT, NV, OR, UT, WA
               BREA, CA 92822-2205             AND OUTSIDE THE U.S.
               FAX:  714/671-7080

WESTERN-       P.O. BOX 659522                 AR, CO, IA, KS, LA, MN, MO, ND, NE, NM,
CENTRAL        SAN ANTONIO, TX  78265-9522     OK, SD, TX AND WY
               FAX:  210/530-4050

EASTERN-CENTRAL   P.O. BOX 6007                AL, IL, IN, KY, MI, MS, OH, TN AND WI
               INDIANAPOLIS, IN  46206-6007
               FAX:  317/735-6620

EASTERN        P.O. BOX 2280                   CT, DE, FL, GA, MA, MD, ME, NC, NH, NJ,
               NORFOLK, VA  23501-2280         NY, PA, RI, SC, VA, VT, WV  AND WASHINGTON, D.C.
               FAX:  804/670-4773

ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 FOR SERVICE.



   TRANSFER AGENT -- American Funds Service Company (AFS), a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. It was paid a fee of $72,000 for the fiscal year ended August 31, 1996.

INDEPENDENT ACCOUNTANTS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th floor, Los Angeles, CA 90017, has served as the Trust's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

   REPORTS TO SHAREHOLDERS -- The Trust's fiscal year ends on August 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by Deloitte & Touche LLP, whose selection is determined annually by the Board of Trustees.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

     The financial statements including the investment portfolio and the report of independent auditors contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE -- AUGUST 31, 1996


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 (NET ASSETS DIVIDED BY SHARES OUTSTANDING)          $15.78

OFFERING PRICE PER SHARE (100/95.25 OF PER SHARE
 NET ASSET VALUE, WHICH TAKES INTO ACCOUNT THE       $16.57
 FUND'S CURRENT MAXIMUM SALES CHARGE)

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Trust was organized, and California, where the Trust's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS -- All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares. At such meeting, a trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.

     The Trust currently issues shares in one series, but the Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objective and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

                               INVESTMENT RESULTS

         The fund's yield is 4.80% based on a 30-day (or one month) period ended August 31, 1996 computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ - 1]
Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

         The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax-equivalent yield based on the maximum combined effective federal/state tax rate of 46.2% for the 30-day (or one month) period ended August 31, 1996 was 8.92%.

     The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average price for the month. The taxable equivalent distribution rate will reflect the most current federal and state tax rates available. The current distribution rate may differ from the current yield.

         The fund's total return over the past 12 months and average annual total returns for the past five-year and lifetime periods ending on August 31, 1996 were 0.66%, 6.34% and 6.42%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV. During its lifetime, the fund had a total return of 84.5%.

     The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for five and ten-year periods after such periods have elapsed. In addition, the fund may provide lifetime average total return figures.

             SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                  ... and taken all
                                                  distributions in shares,
If you had invested                               your investment would
$10,000 in the fund                               have been worth this
this many years ago...                            much at August 31, 1996
|                                                 |

                         Periods
Number of Years          9/1-8/31                 Value

1                        1995 - 1996               $10,066

2                        1994 - 1996                 10,883

3                        1993 - 1996                 10,900

4                        1992 -1996                  12,322

5                        1991 - 1996                13,599

6                        1990 - 1996                15,175

7                        1989 - 1996                15,769

8                        1988 - 1996                17,415

9                        1987 - 1996                18,381

lifetime                 1986*- 1996                18,447



  ILLUSTRATION OF A $10,000 INVESTMENT IN THE FUND WITH DIVIDENDS REINVESTED
    (For the lifetime of the Fund October 28, 1986 through August 31, 1996)

                    COST OF SHARES                                               VALUE OF SHARES**


Fiscal                             Total       From        From         From
Year End   Annual     Dividends    Investment   Initial     Capital Gains   Dividends   Total
Aug. 31    Dividends   (cumulative)   Cost        Investment   Reinvested    Reinvested   Value


1987*      $ 431      $ 431        $ 10,431    $ 9,147     $ 0          $ 415       $ 9,562

1988       582        1,013        11,013      9,087       0            1,002        10,089

1989       651        1,664        11,664      9,440       0            1,700        11,140

1990       682        2,346        12,346      9,247       0            2,334        11,581

1991       724        3,070        13,070      9,727       0            3,192       12,919

1992       771        3,841        13,841      10,140      0            4,118       14,258

1993       806        4,647        14,647      10,867      0            5,256       16,123

1994       875        5,522        15,522      10,267      57           5,820       16,144

1995       932        6,454        16,454      10,493      58           6,910       17,461

1996       949        7,403        17,403      10,520      58           7,869       18,447


*  From inception on October 28, 1986

** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods since January 1, 1966 during which those funds were managed by Capital Research and Management Company (121 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 121 periods.

     Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company, the fund's Investment Adviser.

     The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

 "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

 "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

 "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or having other marked shortcomings."

 "Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

NOTES --

 "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

 "Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -- Leading market positions in well established industries.

 --  High rates of return on funds employed.

 -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 -- Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

     Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

BONDS --

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 "Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

 "Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

 "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "The rating 'C1' is reserved for income bonds on which no interest is being paid."

 "Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

NOTES --

 "The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

  "The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

     The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."

THE TAX-EXEMPT FUND OF CALIFORNIA
Investment Portfolio, August 31, 1996
                                                                       Principal      Market
                                                                          Amount       Value
                                                                           (000)       (000)
Tax-Exempt Securities Maturing in More than
 One Year - 94.50%
Various Purpose General Obligation Bond, 7.00% 2005                       $1,000      $1,137
Educational Facilities Authority, Revenue Bonds
 (University of San Francisco), Series 1996, MBIA
 Insured, 5.70% 2011                                                         1190        1204
Health Facilities Financing Authority:
 Hospital Revenue Bonds:
  Downey Community Hospital, Series 1993, 5.75% 2015                         6400        6032
  Kaiser Permanente Medical Care Program, Semi-Annual
   Tender Revenue Bonds, 1985 Tender Bonds, 5.55% 2025                       2000        1847
  Pacific Presbyterian Medical Center Insured Variable
  Rate Demand, 1985 Series B,
  6.75% 2015 (Prerefunded 2002)                                              4125        4508
  St. Joseph Health System:
   Series 1989 A, 6.90% 2014 (Prerefunded 1999)                              1250        1356
   Series 1991 A, 6.75% 2021 (Prerefunded 2001)                              4000        4423
 Hospital Revenue Refunding Bonds (Saint Francis
  Memorial Hospital), Series 1993A, 5.75% 2005                               1150        1146
Housing Finance Agency:
 Home Mortgage Revenue Bonds:
  1991 Series A, 7.35% 2011                                                   550         581
  1991 Series G, 6.95% 2011                                                  1490        1545
  1995 Series K, 5.55% 2021                                                  2500        2501
  1996 Series A, MBIA Insured
   5.30% 2014                                                                1000         985
 Single Family Mortgage Purchase Bonds, Series B2,
  AMBAC Insured, 5.70% 2007                                                  3595        3606
Maritime Infrastructure Authority,
 Airport Revenue Bonds (San Diego Unified Port
 District Airport Project-Lindbergh Field) Series 1995,
 5.00% 2020                                                                  2265        1976
Pollution Control Financing Authority:
 Pollution Control Revenue Bonds (Pacific Gas and
  Electric Company):
   1992 Series B, 6.35% 2009                                                 2900        2981
   1993 Series B, 5.85% 2023                                                 1000         966
 Resource Recovery Revenue Bonds, Waste Management Inc.
  Guarantee Bond, Series A, 7.15% 2011                                       3500        3774
 Solid Waste Revenue Bonds (Keller Canyon Landfill
  Company Project), BFI Corp. Guarantee, Series 1992,
  6.875% 2027                                                                5200        5474
Public Works Board, Lease Revenue Bonds:
 California Community Colleges, Various Community
  College Projects), 1994 Series B, 6.75% 2005                               1000        1102
 Department of Corrections,  State Prison - Lassen County,
  (Susanville), 1993 Series D, 5.25% 2015                                    2000        1891
 The Regents of the University of California:
  1993 Series A (Various University of California
   Projects), 5.50% 2021                                                     1000         917
  1994 Series B (Various University of California
   Projects), 5.75% 2002                                                     1000        1041
  Refunding Revenue Bonds (1989 Multiple Purpose
   Projects), Series C, AMBAC Insured, 5.00% 2023                            4000        3500
  1991 Certificates of Participation (UCLA Central
   Chiller/Cogeneration Facility), 7.00% 2015
   (Prerefunded 1999)                                                        1250        1369
Rural Home Mortgage Finance Authority, Single Family
 Mortgage Revenue Bonds (Mortgage-Backed Securities
 Program):
  1995 Series B, 7.75% 2026                                                  2975        3315
  1996 Series A, 6.45% 2027                                                  1500        1651
Statewide Communities Development Authority:
 Hospital Revenue Certificates of Participation,
  Cedar-Sinai Medical Center, Series 1992, 6.50% 2012                        1900        2066
 St. Joseph Health System Obligated Group,
  Certificates of Participation, 5.50% 2014                                  3000        2826
 Sisters of Charity of Leavenworth Health Services
  Corp., Certificates of Participation, Series 1994,
  5.00% 2023                                                                 2000        1701
Department of Water Resources, Central Valley Project,
 Water System Revenue Bonds:
  Series F, 7.25% 2010                                                        500         530
  Series H, 6.90% 2025 (Prerefunded 2000)                                    2000        2192
  Series O, MBIA Insured, 5.00% 2022                                         2000        1757
County of Alameda, 1993 Refunding Certificates of
 Participation (Santa Rita Jail Project), MBIA Insured,
  5.375% 2009                                                                1500        1486
Castaic Lake Water Agency, Refunding Revenue
 Certificates of Participation (Water System
 Improvement Projects), MBIA Insured, Series 1994A,
  7.25% 2010                                                                 1400        1637
Central Valley Financing Authority, Cogeneration
 Project Revenue Bonds (Carson Ice-Gen Project),
 1993 Series:
  6.10% 2013                                                                 3000        2955
  6.20% 2020                                                                 5000        4929
East Bay Municpal Utility District (Alameda and Contra
 Costa Counties), Water System Subordinated Revenue
 Refunding Bonds, Series 1996, FGIC Insured, 5.00% 2026                      1000         883
Foothill/Eastern Transportation Corridor Agency, Toll
 Road Revenue Bonds, Series 1995A:
  6.00% 2016                                                                 1500        1454
  6.00% 2034                                                                 1000         947
  5.00% 2035                                                                 1000         809
City of Fremont, Multifamily Housing revenue Refunding
 Bonds (Durham Greens Project), Issue A of 1995,
 5.40% 2026                                                                  3000        3006
City of Fresno Sewer System Revenue Bonds, Series 1993A
 5.25% 2019                                                                  1000         940
Kern High School District (County of Kern), General
 Obligation Refunding Bonds, Series 1996A,
 MBIA Insured, 6.60% 2016                                                    1000        1118
City of Long Beach:
 Financing Authority Revenue Bonds,
 Series 1992, AMBAC Insured, 6.00% 2017                                       750         776
 Harbor Revenue Bonds, Series 1993, 5.125% 2018                              1000         888
City of Los Angeles:
 State Building Authority,Lease Revenue Bonds
  (State of California Department
  of General Services Lease), Series 1988 A,
  7.50% 2011 (Prerefunded 1998)                                              3500        3742
 Convention and Exhibition Center Authority,
 Certificates of Participation:
  7.375% 2018 (Prerefunded 1999)                                             2500        2746
  7.00% 2020 (Prerefunded 1999)                                              2000        2176
 Harbor Department Revenue Bonds:
  Issue 1988, 7.60% 2018 (Escrowed to Maturity)                              1750        2117
  Issue 1995, 6.625% 2025                                                    4750        4961
 Waste Water System Revenue Bonds:
  Series 1987, 8.125% 2017 (Prerefunded 1997)                                1500        1601
  Series 1990-B, 7.15% 2020 (Prerefunded 2000)                               1000        1109
 Department of Water and Power:
  Electric Plant Revenue Bonds,Issue of 1990:
   7.125% 2030 (Subject to Crossover Refunding 2000)                         2500        2760
   7.10% 2031 (Subject to Crossover Refunding 2001)                          3000        3338
  Water Works Refunding Revenue Bonds, Issue of 1989,
   7.00% 2022                                                                1000        1077
County of Los Angeles, Certificates of Participation
 (Marina del Rey), Series A:
  6.25% 2003                                                                 4635        4764
  6.50% 2008                                                                 6000        6041
Los Angeles County:
  Metropolitan Transportation Authority:
  Proposition A Sales Tax Revenue Refunding Bonds,
   Series 1993-A, MBIA Insured, 5.00% 2021                                   2000        1758
  Proposition C Sales Tax Revenue Bonds, Second
  Senior Bonds, Series 1995-A, AMBAC Insured,
  5.00% 2025                                                                 1000         884
 Transportation Commission, Sales Tax Revenue Bonds:
  Series 1989, 7.00% 2019                                                    2250        2418
  Series 1991-A, 6.75% 2020 (Prerefunded 2001)                               2500        2775
Marin Municipal Water District Water Revenue Bonds,
 Series 1993, 5.65% 2023                                                     1000         943
Northern California Public Power Agency,
 Special Revenue Bonds, 1993 Refunding Series A,
 5.60% 2006                                                                  3725        3795
City of Oakland, Special Refunding Revenue Bonds
 (Pension Financing), 1988 Series A, FGIC Insured,
 7.60% 2021                                                                  1000        1075
Port of Oakland, Revenue Bonds:
 1989 Series B, BIG Insured, 7.25% 2016                                      3125        3246
 1992 Series E, MBIA Insured, 6.40% 2022                                     2670        2760
County of Orange:
 Airport Revenue Refunding Bonds, Series 1993,
  MBIA Insured, 5.25% 2007                                                   1500        1470
 Aliso Viejo, Special Tax Bonds of
  Community Facilities District No. 88-1, Series A of 1992:
   7.25% 2008 (Prerefunded 2002)                                             1500        1725
   7.35% 2018 (Prerefunded 2002)                                             4250        4909
 Recovery Certificates of Participation, 1996 Series A
  MBIA Insured, 6.00% 2008                                                   4500        4772
Orange County Local Transportation Authority, First
 Senior Fixed-Rate Bonds:
  AMBAC Insured, 6.00% 2007                                                  1000        1062
  MBIA Insured, 6.00% 2009                                                   1500        1569
South Orange County, Public Financing Authority,
 Special Tax Revenue Bonds, Series B (Junior Lien
  Bonds):
   6.55% 2002                                                                1565        1580
   6.65% 2003                                                                1320        1332
   6.85% 2005                                                                2715        2756
   7.00% 2006                                                                1310        1338
   7.25% 2013                                                                2000        2042
City of Pasadena, Certificates of Participation (1990
 Capital Improvements Project), 7.00% 2003
 (Prerefunded 2000)                                                          1000        1107
Redevelopment Agency of the City of Pittsburg, Los
 Medanos Community Development Project, Tax Allocation
 Refunding Bonds, AMBAC Insured, Series 1993A,
 5.25% 2015                                                                  2195        2032
Pleasanton Joint Powers Financing Authority,
 Reassessment Revenue Bonds, 1993 Series A:
  5.40% 1999                                                                  995        1009
  5.60% 2000                                                                  995        1011
  5.70% 2001                                                                 3950        4019
  6.15% 2012                                                                 1930        1933
Redding Joint Powers Financing Authority, Solid Waste
 and Corporation Yard Revenue Bonds, 1993 Series A:
  5.00% 2018                                                                 4000        3363
  5.00% 2023                                                                 2000        1651
County of Sacramento, Single Family Mortgage Revenue
 Bonds (GNMA Mortgage-Backed Securities Program),
 Issue A of 1987, 9.00% 2019                                                 1500        1997
Sacramento Cogeneration Authority, Cogeneration
 Project Revenue Bonds:
  1995 Series:
   6.00% 2003                                                                1500        1525
   6.50% 2005                                                                1100        1149
 (Proctor & Gamble Project), 1995 Series:
   7.00% 2005                                                                1700        1821
   6.50% 2014                                                                1000        1008
   6.375% 2010                                                               3500        3520
   6.50% 2021                                                                4000        4006
Sacramento City Financing Authority, 1991 Revenue
 Bonds, 6.80% 2020 (Prerefunded 2001)                                        5500        6147
County of San Bernardino, Certificates of
 Participation, Series B (Capital Facilities
 Project), 6.25% 2019 (Prerefunded 2001)                                     2000        2149
City of San Bernardino, SCH Health Care System Revenue
 Bonds (Sisters of Charity of the Incarnate Word,
 Houston, Texas), Series 1991 A, 7.00% 2021                                  2435        2719
County of San Diego, The San Diego Regional Building
 Authority, Certificates of Participation (1991 MTS
 Tower Refunding Project), MBIA Insured, 6.363% 2019                         1000        1024
City of San Diego/MTDB Authority (San Diego Old Town
 Light Rail Transit Extension), 1993 Lease Revenue
 Bonds, 5.375% 2023                                                          1500        1362
City and County of San Francisco:
 General Purpose Sewer Revenue Bonds,
  Series 1988 A, AMBAC Insured,
   7.25% 2015 (Prerefunded 1997)                                             3320        3487
 Port Commission Revenue Refunding Bonds,
  Series 1994, 5.90% 2009                                                    1500        1487
 Redevelopment Agency, Lease Revenue Bonds, Series 1992,
  (George R. Moscone Convention Center), 5.50% 2018                          3560        3306
County of San Joaquin, Certificates of Participation
 (1993 General Hospital Project), 6.625% 2020                                1000        1023
San Joaquin Hills Transportation Corridor Agency
 (Orange County), Senior Lien Toll Road Revenue
 Bonds:
  6.75% 2032                                                                 1500        1535
  5.00% 2033                                                                 1000         817
Santa Ana Financing Authority, Police Administration
 and Holding Facility Lease Revenue Bonds, MBIA
 Insured, Series 1994A, 6.25% 2019                                           1000        1068
Santa Clara County Financing Authority, Lease Revenue
 Bonds (VMC Facility Replacement Project), AMBAC
 Insured, 1994 Series A, 7.75% 2009                                          2200        2686
South Tahoe Joint Powers Financing Authority, Refunding
 Revenue Bonds (South Tahoe Redevelopment Project Area
 No. 1), 1995 Series B, 6.25% 2020                                           3250        3188
Southern California Home Financing Authority, Single
 Family Mortgage Revenue Bonds (GNMA and FNMA
 Mortgage-Backed Securities Program), 1992 Series A,
 6.75% 2022                                                                  1105        1132
                                                                                   ---------
                                                                                       238650
                                                                                   ---------

Tax-Exempt Securities Maturing in
 One Year or Less - 4.39%
State of California:
 General Obligation Tax-Exempt Commercial Paper Notes,
  3.30% 9/4/96                                                               1000        1000
 1996-97 Revenue Anticipation Notes,
  Series A, 4.50% 6/30/97                                                     700         704
County of Los Angeles, 1996-97 Tax and Revenue
 Anticipation Notes, Series A, 4.50% 6/30/97                                 8300        8345
Department of Airports of the City of Los Angeles,
 1989 Series B, 7.40% 2010 (Prerefunded 5/1/97)                              1000        1043
                                                                                   ---------
                                                                                        11092
                                                                                   ---------
TOTAL TAX-EXEMPT SECURITIES (cost:$237,989,000)                                        249742
Excess of receivables over cash and payables                                             2790
                                                                                   ---------
NET ASSETS                                                                          $252,532
                                                                                   =========

See Notes to Financial Statements

The Tax-Exempt Fund of California
Financial Statements
Statement of Assets and Liabilities
at August 31, 1996 (dollars in thousands)
Assets:
 Tax-exempt securities (cost: $237,989)            $249,742
 Cash                                                    28
 Receivables for--
  Sales of fund's shares                 $    96
  Accrued interest                         3,582      3,678
                                        ---------  ---------------
                                                    253,448
Liabilities:
 Payables for--
  Repurchases of fund's shares               144
  Dividends payable                          549
  Management services                         89
  Accrued expenses                           134        916
                                        ---------  ---------------
Net Assets at August 31, 1996--
 Equivalent to $15.78 per share on
 16,001,073 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                       $252,532
                                                   =========



Statement of Operations
for the year ended August 31, 1996
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                 $14,791
                                                   ---------------
 Expenses:
  Management services fee                 $1,018
  Distribution expenses                      566
  Transfer agent fee                          72
  Reports to shareholders                     50
  Registration statement and prospectu         9
  Postage, stationery and supplies            21
  Trustees' fees                              18
  Auditing and legal fees                     39
  Custodian fee                               11
  Taxes (other than federal income tax         3      1,807
                                        ---------  ---------------
   Net investment income                             12,984
                                                   ---------------
Realized Gain and Change in Unrealized
 Appreciation on Investments:
 Net realized gain                                    1,373
 Net unrealized appreciation:
  Beginning of year                       12,697
  End of year                             11,753
                                        ---------------
   Net change in unrealized appreciation               (944)
                                                   ---------------
   Net realized gain and change in
    unrealized appreciation on investments              429
                                                   ---------------
Net Increase in Net Assets Resulting
 from Operations                                    $13,413
                                                   =========


See Notes to Financial Statements
Statement of Changes in Net Assets
(dollars in thousands)


                                      Year ended August 31
                                            1996       1995
                                       ---------  ---------
Operations:
 Net investment income                 $  12,984  $  12,549
 Net realized gain on investments          1,373        871
 Net change in unrealized appreciation
  on investments                            (944)     3,633
                                        ---------  ---------------
   Net increase in net assets
    resulting from operations             13,413     17,053
                                        ---------  ---------------
Dividends Paid to Shareholders           (12,978)   (12,552)
                                        ---------  ---------------

Capital Share Transactions:
 Proceeds from shares sold:
  3,016,709 and 2,513,117
  shares, respectively                    48,021     38,225
 Proceeds from shares issued in reinvestment
  of net investment income dividends:
  439,139 and 498,341 shares, respecti     6,983      7,598
 Cost of shares repurchased:
  2,264,964 and 2,849,307 shares,
  respectively                           (36,022)   (42,819)
                                        ---------  ---------------
  Net increase in net assets
   resulting from capital share transa    18,982      3,004
                                        ---------  ---------------
Total Increase in Net Assets              19,417      7,505
Net Assets:
 Beginning of year                       233,115    225,610
                                        ---------  ---------------
 End of year                            $252,532   $233,115
                                        =========  =========


See Notes to Financial Statements

Notes to Financial Statements

1. The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income free from federal and California income taxes, with the additional objective of preservation of capital. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Securities for which pricing service values are not available are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices, or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Securities for which market quotations are not readily available are valued at fair value by the Board of Trustees or a committee thereof. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after determination of the fund's net investment income and paid to shareholders monthly.

     Pursuant to the custodian agreement, the fund may receive credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $11,000 includes $4,000 paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of August 31, 1996, net unrealized appreciation on investments for book and federal income tax purposes aggregated $11,753,000, of which $12,482,000 related to appreciated securities and $729,000 related to depreciated securities.

During the year ended August 31, 1996, the fund realized, on a tax basis, a net capital gain of $1,373,000 on securities transactions. The fund utilized the remaining capital loss carryforward totaling $43,000 to offset, for tax purposes, capital gains realized during the year up to such amount. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 1996. The cost of portfolio securities for book and federal income tax purposes was $237,989,000 at August 31, 1996.

3. The fee of $1,018,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1996, distribution expenses under the Plan were $566,000. As of August 31, 1996, accrued and unpaid distribution expenses were $103,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $72,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $138,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1996, aggregate amounts deferred and earnings thereon were $28,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the trust are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1996, accumulated undistributed net realized gain on investments was $1,330,000 and paid-in capital was $239,446,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $79,141,000 and $60,142,000, respectively, during the year ended August 31, 1996.


Per-Share Data and Ratios



                                         Year ended    August         31
                                               1996      1995      1994     1993      1992
Net Asset Value, Beginning
 of Year                                     $15.74    $15.40    $16.30   $15.21    $14.59
                                            -------   -------   -------  -------   -------
Income from Investment
 Operations:
 Net investment income                          .84       .86       .84      .84       .85
 Net realized and
  unrealized gain
  (loss) on investments                         .04       .34      (.84)    1.09       .62
                                            -------   -------   -------  -------   -------
  Total income from
   investment operations                        .88      1.20       .00     1.93      1.47
                                            -------   -------   -------  -------   -------
Less Distributions:
 Dividends from net
  investment income                            (.84)     (.86)     (.84)    (.84)     (.85)
 Distributions from net
  realized gains                                  -         -      (.06)       -         -
                                            -------   -------   -------  -------   -------
  Total distributions                          (.84)     (.86)     (.90)    (.84)     (.85)
                                            -------   -------   -------  -------   -------
Net Asset Value, End of Year                 $15.78    $15.74    $15.40   $16.30    $15.21
                                            =======   =======   =======  =======   =======

Total Return*                                 5.65%     8.16%      0.13%   13.08%    10.36%


Ratios/Supplemental Data:
Net assets, end of year
 (in millions)                                 $253      $233      $226     $223      $148
Ratio of expenses to average
 net assets                                    .73%      .73%       .71%     .71%      .74%
Ratio of net income to
 average net assets                           5.25%     5.65%      5.28%    5.36%     5.66%
Portfolio turnover rate                      27.60%    41.36%    15.08%   16.82%    20.28%


*Calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

Independent Auditors' Report

To the Board of Trustees of the American Funds
Tax-Exempt Series II and Shareholders of
The Tax-Exempt Fund Of California:

     We have audited the accompanying statement of assets and liabilities of The American Funds Tax Exempt Series II-- The Tax-Exempt Fund of California (the "Fund"), including the schedule of portfolio investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II -- The Tax-Exempt Fund of California at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Los Angeles, California

September 27, 1996


Tax Information (unaudited)

All of the distributions paid by the fund during the fiscal year ended August 31, 1996 were exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the year-end information you receive from the fund's transfer agent.

We are required to advise you within 60 days of the fund/s fiscal year-end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

SINCE THE ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THE YEAR-END INFORMATION WHICH WILL BE MAILED IN JANUARY, 1996 TO DETERMINE THE CALENDAR YEAR STATUS OF THE FUND'S DISTRIBUTIONS FOR PURPOSES OF THEIR 1995 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS.


                                  PART C
                     THE TAX-EXEMPT FUND OF CALIFORNIA
                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A)  FINANCIAL STATEMENTS:
        Included in Prospectus - Part A
        Condensed Financial Information

            Included in Statement of Additional Information - Part B
        Investment Portfolio   Notes to Financial Statements
        Statement of Assets and Liabilities Selected Per-Share Data and Ratios Statement of Operations Report of Independent Accountants
        Statement of Changes in Net Assets

(B) EXHIBITS:
  1. On file (see SEC file Nos. 811-4694 and 33-6180)
  2. On file (see SEC file Nos. 811-4694 and 33-6180)
  3. None.
  4. On file (see SEC file Nos. 811-4694 and 33-6180)
  5. On file (see SEC file Nos. 811-4694 and 33-6180)
  6. On file (see SEC file Nos. 811-4694 and 33-6180)
  7. None.
  8. On file (see SEC file Nos. 811-4694 and 33-6180)
  9. On file (see SEC file Nos. 811-4694 and 33-6180)
 10. Not applicable to this filing.
    11. Consent of independent auditors
 12. None.
 13. On file (see SEC file Nos. 811-4694 and 33-6180)
 14. None.
 15. On file (see SEC file Nos. 811-4694 and 33-6180)
    16. On file (see SEC file Nos. 811-4694 and 33-6180)
    17. Financial data schedule.


Item 25.  Persons Controlled by or Under Common Control with Registrant.

  None.

Item 26. Number of Holders of Securities.


  As of August 31, 1996.

                                    Number of
Title of Class                      Record-Holders

Shares of Beneficial                4,199
Interest (no par value)

Item 27.  Indemnification.

          Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities.

  Article VI of the Trust's By-Laws states:

   (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and

ITEM 27. INDEMNIFICATION (CONT.)

reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case,upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any

ITEM 27. INDEMNIFICATION (CONT.)

 person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be deter mined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

      (1)                            (2)                        (3)
(b)

       NAME AND PRINCIPAL              POSITIONS AND OFFICES       POSITIONS AND OFFICES
        BUSINESS ADDRESS                 WITH UNDERWRITER           WITH REGISTRANT



       David A. Abzug                  Regional Vice President     None
       5657 Lemona Avenue
       Van Nuys, CA 91411



       John A. Agar                    Regional Vice President     None
       1501 N. University Drive, Suite 227A
       Little Rock, AR  72207



       Robert B. Aprison               Regional Vice President     None
       2983 Bryn Wood Drive
       Madison, WI 53711



S      Richard Armstrong               Assistant Vice President    None



L      William W. Bagnard              Vice President              None



       Steven L. Barnes                Senior Vice President       None
       8000 Town Line Avenue South
       Suite 204
       Minneapolis, MN 55438



       Michelle A. Bergeron            Vice President              None
       4160 Gateswalk Drive
       Smyrna, GA 30080



       Joseph T. Blair                 Vice President              None
       27 Drumlin Road
       West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President     None
       6421 Aberdeen Road
       Mission Hills, KS 66208



       Ian B. Bodell                   Senior Vice President       None
       3100 West End Avenue, Suite 870
       Nashville, TN 37215



       Michael L. Brethower            Vice President              None
       108 Hagen Court
       Georgetown, TX 78628



       C. Alan Brown                   Regional Vice President     None
       4619 McPherson Avenue
       St. Louis, MO 63108



L      Daniel C. Brown                 Senior Vice President       None

H      J. Peter Burns                  Vice President              None



       Brian C. Casey                  Regional Vice President     None
       9508 Cable Drive
       Kensington, MD 20895



       Victor C. Cassato               Vice President              None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120



       Christopher J. Cassin           Senior Vice President       None
       111 W. Chicago Avenue
       Suite G3
       Hinsdale, IL 60521



       Denise M. Cassin                Regional Vice President     None
       1301 Stoney Creek Drive
       San Ramon, CA  94538



L      Larry P. Clemmensen             Director and Treasurer      None



L      Kevin G. Clifford               Director, Senior Vice President   None



       Ruth M. Collier                 Vice President              None
       145 West 67th Street, #12K
       New York, NY 10023



       Thomas E. Cournoyer             Vice President              None
       2333 Granada Boulevard
       Coral Gables, FL  33134



       Douglas A. Critchell            Vice President              None
       4116 Woodbine Street
       Chevy Chase, MD  20815



*      Carl D. Cutting                 Vice President              None



       Dan Delianedis                  Regional Vice President     None
       8689 Braxton Drive
       Eden Prairie, MN 55347



       Michael A. Dilella              Vice President              None
       P.O. Box 661
       Ramsey, NJ 07446



       G. Michael Dill                 Senior Vice President       None
       505 E. Main Street, Suite A
       Jenks, OK 74037



       Kirk D. Dodge                   Regional Vice President     None
       2617 Salisbury Road
       Ann Arbor, MI 48103



       Peter J. Doran                  Senior Vice President       None
       1205 Franklin Avenue
       Garden City, NY 11530



L      Michael J. Downer               Secretary                   Vice President



       Robert W. Durbin                Vice President              None
       74 Sunny Lane
       Tiffin, OH 44883



I      Lloyd G. Edwards                Vice President              None



L      Paul H. Fieberg                 Senior Vice President       None



       John Fodor                      Regional Vice President     None
       15 Latisquama Road
       Southborough, MA  01772



L      Mark P. Freeman, Jr.            Director, President         None



       Clyde E. Gardner                Senior Vice President       None
       Route 2, Box 3162
       Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President              None



       Jeffrey J. Greiner              Regional Vice President     None
       5898 Heather Glen Court
       Dublin, OH 43017

L      Paul G. Haaga, Jr.              Director                    Chairman of the Board



       David E. Harper                 Senior Vice President       None
       R.D. 1, Box 210, Rte. 519
       Frenchtown, NJ 08825



       Ronald R. Hulsey                Regional Vice President     None
       6744 Avalon
       Dallas, TX 75214



       Robert S. Irish                 Regional Vice President     None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483



L      Robert L. Johansen              Vice President and Controller   None



       Michael J. Johnston             Chairman of the Board       None
       630 Fifth Avenue, 36th Floor
       New York, NY 10111



       Damien Jordan                   Senior Vice President       None



       V. John Kriss                   Senior Vice President       None
       P.O. Box 274
       Surfside, CA  90743



       Arthur J. Levine                Vice President              None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President    None



       T. Blake Liberty                Regional Vice President     None
       12585-E East Tennessee Circle
       Aurora, CO 80012



L      Lorin E. Liesy                  Assistant Vice President    None



L      Susan G. Lindgren               Vice President -            None
                                       Institutional Investment
                                       Services Division

S      Stella Lopez                    Vice President              None



       Stephen A. Malbasa              Regional Vice President     None
       13405 Lake Shore Blvd.
       Cleveland, OH 44110



       Steven M. Markel                Vice President              None
       5241 S. Race Street
       Littleton, CO 80121



L      John C. Massar                  Director, Senior Vice President   None



L      E. Lee McClennahan              Senior Vice President       None



       Laurie B. McCurdy               Regional Vice President     None
       3500 W. Camino de Urania
       Tucson, AZ 85741



S      John V. McLaughlin              Senior Vice President       None



       Terry W. McNabb                 Vice President              None
       2002 Barrett Station Road
       St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional   None
                                       Investment Services Division



       David R. Murray                 Vice President              None
       25701 S.E. 32nd Place
       Issaquah, WA 98029



       Stephen S. Nelson               Vice President              None
       7215 Trevor Court
       Charlotte, NC 28226



       William E. Noe                  Regional Vice President     None
       304 River Oaks Road
       Brentwood, TN  37027


       Peter A. Nyhus                  Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                   Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025



       Fredric Phillips                Vice President              None
       32 Ridge Avenue
       Newton Centre, MA  02161



B      Candance D. Pilgrim             Assistant Vice President    None



       Carl S. Platou                  Regional Vice President     None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



L      John O. Post, Jr.               Vice President              None



       Steven J. Reitman               Vice President              None
       212 The Lane
       Hinsdale, IL  60521



       Brian A. Roberts                Regional Vice President     None
       12025 Delmahoy Drive
       Charlotte, NC  28277



       George S. Ross                  Vice President              None
       55 Madison Avenue
       Morristown, NJ 07960



L      Julie D. Roth                   Vice President              None



L      James F. Rothenberg             Director                    None



       Douglas F. Rowe                 Regional Vice President     None
       30309 Oak Tree Drive
       Georgetown, TX 78628



       Christopher S. Rowey            Regional Vice President     None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President              None
       1080 Bay Pointe Crossing
       Alpharetta, GA 30202



       Richard R. Samson               Vice President              None
       4604 Glencoe Avenue, Suite 4
       Marina del Rey, CA 90292



       Joseph D. Scarpitti             Regional Vice President     None
       31465 St. Andrews
       Westlake, OH 44145


L      Daniel B. Seivert               Assistant Vice President    None


L      R. Michael Shanahan             Director                    None



       David W. Short                  Director, Senior Vice President   None
       1000 RIDC Plaza, Suite 212
       Pittsburgh, PA 15238



L      Victor S. Sidhu                 Vice President - Institutional   None
                                       Investment Services Division



       William P. Simon, Jr.           Vice President              None
       554 Canterbury Lane
       Berwyn, PA 19312



L      John C. Smith                   Assistant Vice President -   None
                                       Institutional Investment Services Division



L      Mary E. Smith                   Assistant Vice President -   None
                                      Institutional Investment
                                      Services Division

       Rodney G. Smith                 Vice President              None
       2350 Lakeside Blvd., #850
       Richardson, TX 75082



       Nicholas D. Spadaccini          Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling             Senior Vice President       None
       #4 West Fourth Avenue, Suite 406
       San Mateo, CA  94402



       Thomas A. Stout                 Regional Vice President     None
       12913 Kendale Lane
       Bowie, MD  20715



       Craig R. Strauser               Regional Vice President     None
       17040 Summer Place
       Lake Oswego, OR 97035



       Francis N. Strazzeri            Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                     Assistant Vice President    None



S      James P. Toomey                 Assistant Vice President    None



I      Christopher E. Trede            Assistant Vice President    None



       George F. Truesdail             Vice President              None
       400 Abbotsford Court
       Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President     None
       606 Glenwood Avenue
       Mill Valley, CA  94941



L      David M. Ward                   Assistant Vice President -    None
                                       Institutional Investment
                                      Services Division

       Thomas E. Warren                Regional Vice President     None
       4001 Crockers Lake Blvd., #1012
       Sarasota, FL  34238



L      J. Kelly Webb                   Senior Vice President       None



       Gregory J. Weimer               Vice President              None
       125 Surrey Drive
       Canonsburg, PA  15317



B      Timothy W. Weiss                Director                    None



SF     N. Dexter Williams              Vice President              None

       Timothy J. Wilson               Regional Vice President     None
       113 Farmview Place
       Venetia, PA 15367



B      Laura Wimberly                  Assistant Vice President    None



H      Marshall D. Wingo               Director, Senior Vice President   None



L      Robert L. Winston               Director, Senior Vice President    None



       William R. Yost                 Regional Vice President     None
       9320 Overlook Trail
       Eden Prairie, MN 55347



       Janet M. Young                  Regional Vice President     None
       1616 Vermont
       Houston, TX 77006



       Scott D. Zambon                 Regional Vice President     None
       209 Robinson Drive
       Tustin Ranch, CA  92782




L Business Address, 333 South Hope Street, Los Angeles, CA  90071

   SF Business Address, One Market Plaza, Steuart Towers, Suite 1800, San Francisco, CA 94111

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX  78230

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

 (c)           None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

    Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230 and 5300 Robin Hood Road, Norfolk, VA 23514.

     Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32.  UNDERTAKINGS.

    (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of December, 1996.

                THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                 By /s/ Paul G. Haaga, Jr.
                    (Paul G. Haaga, Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on December 27, 1996, by the following persons in the capacities indicated.

SIGNATURE                                            TITLE

(1)      Principal Executive Officer:

         /s/ Abner D. Goldstine                   President and Trustee
         (Abner D. Goldstine)

(2)      Principal Financial Officer and
         Principal Accounting Officer:

         /s/ Anthony W. Hynes, Jr.                Treasurer
         (Anthony W. Hynes, Jr.)

(3)      Trustees:

         H. Frederick Christie*                   Trustee
         Diane C. Creel*                          Trustee
         Martin Fenton, Jr.*                      Trustee
         Leonard R. Fuller*                       Trustee

         /s/ Abner D. Goldstine                    President and Trustee
         (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                   Chairman of the Board
         (Paul G. Haaga, Jr.)

         Herbert Hoover III*                      Trustee
         Richard G. Newman*                       Trustee

         Peter C. Valli*                          Trustee


*By  /s/ Julie F. Williams
     Julie F. Williams, Attorney-in-Fact

     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

     /s/ Michael J. Downer
     Michael J. Downer
                                      C-14